Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity

Note 3 — Liquidity

The Company’s financial statements are prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has financed its operations to date primarily through private placements of its equity securities and loan agreements. Since its inception, the Company has incurred negative cash flows from operations and investing activities as it is expending significant resources in expanding its activities. This has resulted in losses from operations, which are expected to continue for the foreseeable future years, and an accumulated deficit. The Company may require additional financing to fund operations to meet its business plan.

For the six months ended June 30, 2021, the Company incurred a net loss of $85.9 million and had negative cash flows from operating activities of $34.6 million. As of June 30, 2021, the Company had an accumulated deficit of $240.9 million and cash of $24.0 million.

In the second quarter of 2020, the Company’s revenues declined due to COVID-19. Customer demand for advertising space declined due to the decrease in foot traffic at the Company’s site hosts as consumers were subject to shelter-in-place orders around the United States. Productivity and capital expenditures decreased as construction activities of the media-enabled charging stations were temporarily halted due to the shelter-in-place orders.

In response, management implemented several plans to mitigate the impact of COVID-19 on the Company’s financial performance, including operating cost containment measures, payroll reductions, realignment of its commissions structure, reduced capital expenditures, re-prioritization of high-value and essential sites, and raising capital through debt and equity transactions. Most of the Company’s media-enabled charging stations are located in close proximity to essential businesses, positioning the Company for recovery as shelter-in-place orders lift and consumers gradually return to in-person shopping. There are inherent uncertainties associated with predicting consumer behavior, particularly after the effects of COVID-19. Trends may or may not improve based on mitigating plans implemented by management.

In April 2020, the Company received loan proceeds of $3.2 million under the PPP of the CARES Act as administered by the U.S. SBA (see Note 8 — Debt facilities).

Until the Company is cash-flow positive, the Company will need to continue to raise funds through the issuance of private equity securities or additional borrowings. The Company raised $128.1 million through sales of Series D and D-1 Preferred Stock, where $9.5 million was received as of June 30, 2020 and $118.6 million was received as of June 30, 2021. In addition, the Company entered into a Business Combination Agreement with Tortoise Acquisition Corp. II. on February 7, 2021 (see Note 1 — Description of business).

Management has considered conditions and events which provide substantial doubt about the Company’s ability to continue as a going concern (i.e., the COVID-19 pandemic and the Closing of the Business Combination Agreement) over the 12 months following the issuance of the consolidated financial statements. No assurances can be provided that additional funding will be available at terms acceptable to the Company, if at all. If the Company is unable to raise additional capital the Company may significantly curtail its operations, modify existing strategic plans and/or dispose of certain operations or assets.

Note 3 — Liquidity

The Company’s financial statements are prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has financed its operations to date primarily through private placements of its equity securities and loan agreements. Since its inception, the Company has incurred negative cash flows from operations and investing activities as it is expending significant resources in expanding its activities. This has resulted in losses from operations, which are expected to continue for the foreseeable future years, and an accumulated deficit. The Company may require additional financing to fund operations to meet its business plan.

During the years ended December 31, 2020 and 2019, the Company incurred a net loss of $72.3 million and $40.7 million, respectively, and had negative cash flows from operating activities of $54.6 million and $23.7 million, respectively. As of December 31, 2020, the Company had an accumulated deficit of $155.0 million and cash of $58.8 million.

During the first and second quarter of FY 2020, the Company’s revenues declined due to COVID-19. Customer demand for advertising space declined due to the decrease in foot traffic at our site hosts as consumers were subject to shelter-in-place orders around the United States. Productivity and capital expenditures decreased as construction activities of our media-enabled charging stations were temporarily halted due to the shelter-in-place orders. The financial impacts of COVID-19 on the Company, an emerging business yet to achieve profitability, cast doubt as to whether the Company can continue as a going concern for a reasonable period of time.

In response, management implemented several plans to mitigate the impact of COVID-19 on the Company’s financial performance, including operating cost containment measures, payroll reductions, realignment of our commissions structure, reduced capital expenditures, re-prioritization of high-value and essential sites, and raising capital through debt and equity transactions. Most of our media-enabled charging stations are located in close proximity to essential businesses, positioning us for recovery as shelter-in-place orders lift and consumers gradually return to in-person shopping. There are inherent uncertainties associated with predicting consumer behavior, particularly after the effects of COVID-19. Trends may or may not improve based on mitigating plans implemented by management.

During April 2020, the Company received loan proceeds of $3.2 million under the PPP, under the CARES Act as administered by the U.S. SBA (see Note 7 — Debt facilities).

Until the Company is cash-flow positive, the Company will need to continue to raise funds through the issuance of private equity securities or additional borrowings. The Company raised $128.1 million through sales of Series D and D-1 Preferred Stock, where $99.3 million was received during the year ended December 31, 2020 and $28.7 million was received subsequent to December 31, 2020. In addition, the Company entered into a Business Combination Agreement with Tortoise Acquisition Corp. II on February 7, 2021 (see Note 17 — Subsequent events). Management has considered conditions or events in the aggregate, including the impact of the COVID-19 pandemic and the closing of the Business Combination Agreement, that provides substantial doubt about the Company’s ability to continue as a going concern over the next 12 months following the issuance of the consolidated financial statements. No assurances can be provided that additional funding will be available at terms acceptable to the Company, if at all. If the Company is unable to raise additional capital, the Company may significantly curtail its operations, modify existing strategic plans and/or dispose of certain operations or assets.